Income Taxes - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 27, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Loss Carry Forwards Limitations Amount		$ 803
Operating Loss Carry Forwards Limitation On Taxable Income		1,000
Deferred Payment Of Social Security Tax							2,140
Unrecognized tax benefits		$ 0					$ 0	0
Due On December 2021
Operating Loss Carryforwards [Line Items]
Percentage Of Deferred Social Security Tax									50.00%
Due On December 2022 [Member]
Operating Loss Carryforwards [Line Items]
Percentage Of Deferred Social Security Tax		50.00%					50.00%
Maximum | Subsequent Event
Operating Loss Carryforwards [Line Items]
Operating Loss Carry Forwards Limitation On Taxable Income	$ 1,000
Tax Year 2017
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Year		20 years
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Taxable income deduction limit percentage					80.00%		80.00%
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 343,140					$ 343,140	332,566
State and Local Jurisdiction | Alignment Health Plan Inc
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards								13,221
Federal Tax Authority
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		322,808					322,808	$ 319,830
Federal Tax Authority | Alignment Health Plan Inc
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		11,097					11,097
Federal Tax Authority | Indefinite Period
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 54,616					$ 54,616